Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income taxes [Abstract]
Loss before income tax	$ (53,523)	$ (50,494)	$ (37,533)
Tax at New Zealand tax rate of 28%	(14,986)	(14,138)	(10,509)
Tax effect of: permanent differences (including impairment expense)	5,108	753	(105)
Tax effect of: adjustments in respect of current income tax of previous years	32	(522)	(449)
Tax effect of: effects of different tax rates of subsidiaries operating in other jurisdictions	(301)	493	(30)
Tax effect of: deferred tax assets relating to the current year not brought to account	10,163	12,077	11,150
Tax effect of: deferred tax assets relating to prior periods no longer recognised (note 29)	701
Tax effect of: other	65	63	3
Income tax expense/(benefit)	$ 782	$ (1,274)	$ 60